Stock-based compensation - Restricted Stock (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at beginning of period | shares	1,036,629
Granted | shares	0
Vested | shares	(473,980)
Forfeited | shares	0
Nonvested at end of period | shares	562,649
Nonvested Weighted Average Grant Date Fair Value balance at beginning of year | $ / shares	$ 0.72
Weighted Average Grant Date Fair Value, Granted | $ / shares	0
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.66
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Nonvested Weighted Average Grant Date Fair Value balance at end of year | $ / shares	$ 0.78